RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / lb	Dec. 31, 2014 USD ($) $ / lb
Advances from related parties	$ 231,938	$ 0
Investment in tenant improvements	(331,625)	(533,252)
Professional Fees	1,169,644	799,490
Shares issued for Compensation, value		253,000
Accounts payable and accrued liabilities	1,539,524	775,653
Dynamic
Investment in tenant improvements	52,535
Manager
Professional Fees	106,667
CEO
Professional Fees	140,000
Professional Fees, unpaid	20,000
COO
Professional Fees	146,667
Professional Fees, unpaid	$ 13,333
Atlas
Inventory Purchase Price | $ / lb	0.36
Inventory Purchase	$ 435,576	1,764,315
Accounts payable and accrued liabilities	213,721	$ 55,532
Plant Green
Inventory Purchase Price | $ / lb		0.36
Inventory Purchase	152,826	$ 12,773
Accounts payable and accrued liabilities	279,177	$ 69,142
BlueChip
Professional Fees	55,000
Monthly Consulting Fee	8,000
Professional Fees, unpaid	$ 46,960